Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Cash flows from operating activities:
Net income before tax	$ 22,542,750	$ 802,805	$ 4,806,596	$ 2,117,920
Adjustments to reconcile net income before tax to net cash provided by operating activities:
Depreciation	46,163,693	1,644,006	47,172,881	49,948,589
Amortization	2,744,383	97,734	2,216,654	2,100,130
Expected credit impairment losses (gains)	(392,145)	(13,965)	627,159	409,237
Net loss (gain) of financial assets and liabilities at fair value through profit or loss	(2,011,403)	(71,630)	(1,279,931)	1,167,735
Interest expense	2,004,418	71,382	2,933,815	2,768,672
Interest income	(737,913)	(26,279)	(994,061)	(789,001)
Dividend income	(698,155)	(24,863)	(711,614)	(602,375)
Share-based payment	959,219	34,160	366,186	695,669
Share of loss (profit) of associates and joint ventures	(1,300,263)	(46,306)	(115,329)	616,665
Gain on disposal of property, plant and equipment	(1,137,320)	(40,503)	(43,036)	(136,743)
Loss on disposal of investments	91,070	3,243	16,293	19,286
Impairment loss on non-financial assets			118,134	46,225
Exchange loss (gain) on financial assets and liabilities	(1,386,657)	(49,381)	206,612	1,217,590
Bargain purchase gain			(171,585)
Gain on lease modification	(1,765)	(63)
Amortization of deferred government grants	(3,994,818)	(142,266)	(4,062,148)	(3,885,722)
Income and expense adjustments	40,302,344	1,435,269	46,280,030	53,575,957
Changes in operating assets and liabilities:
Financial assets and liabilities at fair value through profit or loss	876,876	31,228	(594,847)	789,666
Contract assets	(49,108)	(1,749)	(126,340)	(357,515)
Notes receivable and accounts receivable	(1,501,100)	(53,458)	439,400	(1,382,668)
Other receivables	(224,488)	(7,995)	67,347	618,317
Inventories	(1,014,039)	(36,113)	(1,370,249)	(46,497)
Other current assets	2,981,984	106,196	5,769,041	743,519
Contract fulfillment costs	4,200	150	8,054	(448,933)
Contract liabilities	1,072,225	38,185	69,329	(3,020,517)
Notes and accounts payable	(944,909)	(33,651)	(739,066)	257,044
Other payables	2,247,473	80,038	511,244	(332,290)
Other current liabilities	(593,710)	(21,144)	796,243	215,062
Net defined benefit liabilities	(55,300)	(1,969)	(35,398)	(26,405)
Other noncurrent liabilities	53,743	1,914	(3,240)
Cash generated from operations	65,698,941	2,339,706	55,878,144	52,702,660
Interest received	758,235	27,003	973,241	666,774
Dividend received	1,041,972	37,107	818,691	782,157
Interest paid	(1,735,327)	(61,799)	(2,147,320)	(2,221,301)
Income tax paid	(18,629)	(664)	(618,608)	(995,314)
Net cash provided by operating activities	65,745,192	2,341,353	54,904,148	50,934,976
Cash flows from investing activities:
Acquisition of financial assets at fair value through profit or loss	(1,118,572)	(39,835)	(354,249)	(593,563)
Proceeds from disposal of financial assets at fair value through profit or loss	326,127	11,614	229,553	1,061
Proceeds from disposal of financial assets at fair value through other comprehensive income or loss			44,466
Acquisition of investments accounted for under the equity method	(59,900)	(2,133)	(730,000)	(840,000)
Proceeds from disposal of investments accounted for under the equity method	30,611	1,090	5,970
Increase in prepayment for investments			(17,974)
Proceeds from capital reduction and liquidation of investments	27,200	969	32,214	61,800
Acquisition of subsidiary (net of cash acquired)			(12,800,981)
Disposal of subsidiary	(785,772)	(27,983)	32,017	(9,813)
Derecognition of hedging financial assets and liabilities				(2,572)
Acquisition of property, plant and equipment	(26,345,302)	(938,223)	(16,518,483)	(19,590,075)
Proceeds from disposal of property, plant and equipment	1,737,125	61,863	45,042	200,991
Increase in refundable deposits	(160,254)	(5,707)	(257,909)	(1,674,984)
Decrease in refundable deposits	448,893	15,986	441,013	691,807
Acquisition of intangible assets	(2,009,031)	(71,547)	(2,443,593)	(838,675)
Government grants related to assets acquisition	242,264	8,628	617,685	7,129,770
Increase in other financial assets	(18,422,183)	(656,061)
Decrease in other financial assets	5,984,342	213,118
Increase in other noncurrent assets	(7,049)	(251)	(15,074)	(36,440)
Decrease in other noncurrent assets			8,786	1,090
Net cash used in investing activities	(40,111,501)	(1,428,472)	(31,681,517)	(15,499,603)
Cash flows from financing activities:
Increase in short-term loans	16,271,732	579,478	25,732,933	22,021,005
Decrease in short-term loans	(17,205,124)	(612,718)	(26,726,656)	(34,309,253)
Cash payments for the principal portion of the lease liability	(726,626)	(25,877)	(633,488)
Redemption of bonds	(13,702,875)	(487,994)	(2,500,000)	(7,500,000)
Proceeds from long-term loans	13,528,900	481,798	11,449,930	758,500
Repayments of long-term loans	(13,391,980)	(476,921)	(7,572,939)	(2,638,697)
Increase in guarantee deposits	303,720	10,816	269,415	213,432
Decrease in guarantee deposits	(363,539)	(12,947)	(17,146)	(125,301)
Cash dividends	(9,765,694)	(347,781)	(6,911,058)	(8,557,684)
Treasury stock acquired	(1,678,272)	(59,768)	(2,972,243)	(6,148,273)
Treasury stock sold to employees	1,677,900	59,754		2,204,000
Change in non-controlling interests	(551,608)	(19,644)	3,388	597,385
Others	2,120	75	10,818
Net cash used in financing activities	(25,601,346)	(911,729)	(9,867,046)	(33,484,886)
Effect of exchange rate changes on cash and cash equivalents	(1,476,786)	(52,592)	(1,524,847)	36,680
Net increase (decrease) in cash and cash equivalents	(1,444,441)	(51,440)	11,830,738	1,987,167
Cash and cash equivalents at beginning of year	95,492,477	3,400,729	83,661,739	81,674,572
Cash and cash equivalents at end of year	$ 94,048,036	$ 3,349,289	$ 95,492,477	$ 83,661,739